Fair Value Measurements (Realized and Unrealized Gains and Losses with Level 3 Measurements) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	$ (63.0)	$ (79.4)	$ (94.8)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to regulatory assets - gas costs	(30.9)	(113.6)
Total Unrealized Gains (Losses)	(57.2)	(176.7)	(175.3)
Natural Gas Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(30.7)	(72.6)	(72.4)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to regulatory assets - gas costs	(30.9)	(113.6)
Total Unrealized Gains (Losses)	(40.6)	(171.8)	(181.0)
Electricity Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(32.3)	(5.7)	(23.8)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to regulatory assets - gas costs	0.0	0.0
Total Unrealized Gains (Losses)	(16.6)	(3.8)	5.5
Weather Instruments [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	1.2
Warrant
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	(1.1)	0.2
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to regulatory assets - gas costs	0.0	0.0
Total Unrealized Gains (Losses)	0.0	(1.1)	0.2
Operating Revenues Non Utility
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	14.2	(24.4)	(36.1)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	22.9	(38.8)	(18.7)
Operating Revenues Non Utility | Natural Gas Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(5.7)	(2.3)	(27.0)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	(2.2)	(5.0)	(25.3)
Operating Revenues Non Utility | Electricity Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	19.9	(22.1)	(9.1)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	25.1	(33.8)	6.6
Operating Revenues Non Utility | Weather Instruments [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Operating Revenues Non Utility | Warrant
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Utility Cost Of Gas
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(25.0)	(69.4)	(45.8)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	(15.8)	(60.6)	(44.3)
Utility Cost Of Gas | Natural Gas Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(25.0)	(69.4)	(45.8)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	(15.8)	(60.6)	(44.3)
Utility Cost Of Gas | Electricity Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Utility Cost Of Gas | Weather Instruments [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Utility Cost Of Gas | Warrant
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Other income-net
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income		(1.1)	0.2
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income		(1.1)	0.2
Other income-net | Natural Gas Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income		0.0	0.0
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income		0.0	0.0
Other income-net | Electricity Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income		0.0	0.0
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income		0.0	0.0
Other income-net | Weather Instruments [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income		0.0	0.0
Other income-net | Warrant
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income		(1.1)	0.2
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income		(1.1)	0.2
Non Utility Cost Of Energy Related Sales
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(52.2)	15.5	(14.3)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	(43.4)	33.7	(0.9)
Non Utility Cost Of Energy Related Sales | Natural Gas Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	(0.9)	0.4
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	(1.7)	3.7	0.2
Non Utility Cost Of Energy Related Sales | Electricity Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(52.2)	16.4	(14.7)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	(41.7)	30.0	(1.1)
Non Utility Cost Of Energy Related Sales | Weather Instruments [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Non Utility Cost Of Energy Related Sales | Warrant
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Operation And Maintenance Expense
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income			1.2
Operation And Maintenance Expense | Natural Gas Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income			0.0
Operation And Maintenance Expense | Electricity Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income			0.0
Operation And Maintenance Expense | Weather Instruments [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income			1.2
Operation And Maintenance Expense | Warrant
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income			0.0
Regulatory asset-gas costs member
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	(20.9)	(109.9)	(111.6)
Regulatory asset-gas costs member | Natural Gas Related Derivatives [Member]
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	(20.9)	(109.9)	(111.6)
Regulatory asset-gas costs member | Electricity Related Derivatives [Member]
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Regulatory asset-gas costs member | Warrant
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Washington Gas Light Company
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(25.0)	(69.4)	(44.7)
Washington Gas Light Company | Natural Gas Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(25.0)	(69.4)	(45.9)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to regulatory assets - gas costs	(30.9)	(113.6)
Total Unrealized Gains (Losses)	(36.7)	(170.5)	(155.9)
Washington Gas Light Company | Weather Instruments [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	1.2
Washington Gas Light Company | Utility Cost Of Gas
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(25.0)	(69.4)	(45.9)
Washington Gas Light Company | Utility Cost Of Gas | Natural Gas Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	(25.0)	(69.4)	(45.9)
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	(15.8)	(60.6)	(44.3)
Washington Gas Light Company | Utility Cost Of Gas | Weather Instruments [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income	0.0	0.0	0.0
Washington Gas Light Company | Operation And Maintenance Expense
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income			1.2
Washington Gas Light Company | Operation And Maintenance Expense | Natural Gas Related Derivatives [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income			0.0
Washington Gas Light Company | Operation And Maintenance Expense | Weather Instruments [Member]
Realized and Unrealized Gains (Losses) Recorded to Income Statement Line Items for Level 3 Measurements
Recorded to income			1.2
Washington Gas Light Company | Regulatory asset-gas costs member | Natural Gas Related Derivatives [Member]
Unrealized Gains (Losses) Attributable to derivative Assets and Liabilities Recorded for Level 3 Measurements
Recorded to income	$ (20.9)	$ (109.9)	$ (111.6)